LIQUIDITY AND CAPITAL RESOURCES	6 Months Ended
Jun. 30, 2023
LIQUIDITY AND CAPITAL RESOURCES
LIQUIDITY AND CAPITAL RESOURCES

2. LIQUIDITY AND CAPITAL RESOURCES

As of June 30, 2023, the Group’s consolidated current assets exceeded its consolidated current liabilities by $ 3,886. The Group’s consolidated net assets were $ 7,422 as of June 30, 2023.

The Group’s principal sources of liquidity have been cash provided by operating activities, bank borrowings, third-party loans, and ordinary share issuances. The Group had net cash used in operating activities from continuing operations of $ 3,246 and $ 2,933 for the six months ended June 30, 2022 and 2023, respectively. As of June 30, 2023, the Group had $ 6,913 in unrestricted cash and cash equivalents.

The Group’s operating results for future periods are subject to numerous uncertainties, and it is uncertain if the Group will be able to achieve a net income position for the foreseeable future. If management is not able to increase revenues and/or manage cost and operating expenses in line with revenue forecasts, the Group may not be able to achieve profitability.

The Group believes that available cash and cash equivalents, short-term investments available for sale and short-term investments held to maturity, cash provided by operating activities, together with cash available from the activities mentioned above, should enable the Group to meet presently anticipated cash needs for at least the next 12 months after the date that the condensed consolidated financial statements are issued, and the Group has prepared the condensed consolidated financial statements on a going concern basis. However, the Group continues to have ongoing obligations, and it expects that it will require additional capital in order to execute its longer-term business plan. If the Group encounters unforeseen circumstances that place constraints on its capital resources, management will be required to take various measures to conserve liquidity, which could include, but not necessarily be limited to, initiating additional public offerings, obtaining credit facilities, streamlining business units, controlling rental, overhead, and other operating expenses and seeking to further dispose of non-cash generating units. Management cannot provide any assurance that the Group will raise additional capital if needed.

Risks and Uncertainties

On January 19, 2023, the New England Commission of Higher Education (“NECHE”) informed Bay State College (“BSC”) of its intention to withdraw BSC’s accreditation as of August 31, 2023. Following the rejection of Ambow’s appeal, on April 11, 2023, the Board of Trustees voted to permanently close Bay State College at the end of the 2022-2023 academic year, and this permanent closer has been completed. The College provided academic, support and transitional services to students through August 31, 2023, and signed agreements with several area universities to provide program completion pathways to Bay State students, often with enhanced transfer and other opportunities.